Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Schedule of Accounts Receivable

As of December 31, 2024 and 2023, accounts receivable consisted of the following balances:

	As of December 31,
	2024		2023
Third parties	$		$
Accounts receivable related to sales of marine fuels		11,469,112		12,820,290
Accounts receivable related to brokerage commissions		-		-
		11,469,112		12,820,290
Less: allowance for expected credit losses		(10,423)		(13,281)
Total accounts receivable – third parties, net		$11,458,689		$12,807,009

Schedule of Allowance for Expected Credit Losses

The movement of allowance for expected credit losses is as follow:

	As of December 31,
	2024	2023	2022
Balance at January 1	$13,281	$5,408	1,117
(Reversal of)/Provision for expected credit losses	(2,858)	7,873	4,291
Balance at December 31	$10,423	$13,281	5,408